UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2012

1.800348.108

REA-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.0%
REITs - Apartments - 19.2%
American Campus Communities, Inc.	1,019,800	$ 45,330
Apartment Investment & Management Co. Class A	3,336,674	90,591
AvalonBay Communities, Inc.	455,000	66,157
Camden Property Trust (SBI)	910,000	61,580
Education Realty Trust, Inc.	2,030,000	22,878
Equity Residential (SBI)	4,705,900	289,130
Home Properties, Inc.	471,200	28,767
Post Properties, Inc.	986,000	48,018
UDR, Inc.	3,157,141	83,128
TOTAL REITS - APARTMENTS		735,579
REITs - Factory Outlets - 1.5%
Tanger Factory Outlet Centers, Inc.	1,854,000	58,067
REITs - Health Care Facilities - 8.9%
HCP, Inc.	3,220,000	133,469
Health Care REIT, Inc.	79,300	4,493
Ventas, Inc.	3,443,354	202,435
TOTAL REITS - HEALTH CARE FACILITIES		340,397
REITs - Hotels - 4.8%
Chesapeake Lodging Trust	449,420	8,135
Host Hotels & Resorts, Inc.	9,291,605	154,612
Sunstone Hotel Investors, Inc. (a)	2,045,474	20,864
TOTAL REITS - HOTELS		183,611
REITs - Industrial Buildings - 19.6%
DCT Industrial Trust, Inc.	4,595,200	27,250
Duke Realty LP	4,572,700	67,767
DuPont Fabros Technology, Inc. (d)	1,039,939	28,234
Extra Space Storage, Inc.	940,000	28,529
First Industrial Realty Trust, Inc. (a)	1,465,300	18,082
First Potomac Realty Trust	409,016	5,088
Prologis, Inc.	7,752,000	277,367
Public Storage	2,056,500	294,614
Stag Industrial, Inc.	425,000	5,916
TOTAL REITS - INDUSTRIAL BUILDINGS		752,847
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 18.8%
CBL & Associates Properties, Inc.	2,755,950	$ 51,343
Simon Property Group, Inc.	3,088,972	480,644
The Macerich Co.	3,039,600	187,148
TOTAL REITS - MALLS		719,135
REITs - Management/Investment - 2.7%
CubeSmart	389,800	4,896
Digital Realty Trust, Inc. (d)	1,166,600	87,600
Lexington Corporate Properties Trust	1,150,000	10,235
TOTAL REITS - MANAGEMENT/INVESTMENT		102,731
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	565,000	24,719
REITs - Mortgage - 0.1%
Newcastle Investment Corp.	700,000	4,949
REITs - Office Buildings - 10.1%
Boston Properties, Inc.	1,581,300	171,176
Brandywine Realty Trust (SBI)	2,130,000	25,262
Douglas Emmett, Inc.	1,480,000	34,395
Highwoods Properties, Inc. (SBI)	1,217,570	42,286
SL Green Realty Corp.	1,407,246	116,013
TOTAL REITS - OFFICE BUILDINGS		389,132
REITs - Shopping Centers - 11.7%
DDR Corp.	7,598,567	112,459
Excel Trust, Inc.	694,700	8,329
Federal Realty Investment Trust (SBI)	393,800	39,640
Glimcher Realty Trust	1,468,500	14,523
Kimco Realty Corp.	8,400,400	163,052
Kite Realty Group Trust	2,575,165	13,159
Ramco-Gershenson Properties Trust (SBI)	839,324	10,105
Vornado Realty Trust	1,001,871	86,001
TOTAL REITS - SHOPPING CENTERS		447,268
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,758,435
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)	2,345,000	$ 37,403
TOTAL COMMON STOCKS (Cost $2,950,376)		3,795,838
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.14% (b)	52,245,177	52,245
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,114,753	66,115
TOTAL MONEY MARKET FUNDS (Cost $118,360)		118,360
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,068,736)		3,914,198
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(78,198)
NET ASSETS - 100%		$ 3,836,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity Securities Lending Cash Central Fund	94
Total	$ 134
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,207,934,000. Net unrealized appreciation aggregated $706,264,000, of which $1,018,291,000 related to appreciated investment securities and $312,027,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012